Client Name:
Client Project Name:	BRAVO 2023-NQM8
Start - End Dates:	2/12/2021 - 10/11/2023
Deal Loan Count:	354

Conditions Report 2.0

Loans in Report:	354
Loans with Conditions:	157

138 - Total Active Conditions
138 - Non-Material Conditions
97 - Credit Review Scope
4 - Category: Assets
46 - Category: Credit/Mtg History
4 - Category: DTI
15 - Category: Income/Employment
2 - Category: Insurance
14 - Category: LTV/CLTV
11 - Category: Terms/Guidelines
1 - Category: Title
36 - Property Valuations Review Scope
4 - Category: Appraisal
30 - Category: FEMA
2 - Category: Property
5 - Compliance Review Scope
2 - Category: Documentation
1 - Category: Federal Higher-Priced
1 - Category: RESPA
1 - Category: TILA/RESPA Integrated Disclosure
89 - Total Satisfied Conditions

26 - Credit Review Scope
11 - Category: Application
3 - Category: DTI
5 - Category: Income/Employment
2 - Category: Insurance
4 - Category: Legal Documents
1 - Category: LTV/CLTV
20 - Property Valuations Review Scope
5 - Category: Appraisal
11 - Category: FEMA
3 - Category: Property
1 - Category: Value
43 - Compliance Review Scope
16 - Category: Compliance Manual
3 - Category: Documentation
2 - Category: Finance Charge Tolerance
22 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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